UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/03

Check here if Amendment:  ___; Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Offit Hall Capital Management LLC
Address:    One Maritime Plaza, Suite 500
            San Francisco, CA  94111

Form 13F File Number:   28-7014

Name, Telephone No., and Title of Person Only Authorized to Submit this Report:

Name:       William J. Powers
Title:      Chief Operating Officer
Phone:      415-288-0544

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco, and State of California, on the 12th day of November, 2003.

                                        Offit Hall Capital Management LLC

                                        By:  /s/ William J. Powers
                                             ----------------------------
                                             William J. Powers
                                             Chief Operating Officer

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                       -0-
                                                         ---

Form 13F Information Table Entry Total:                   5
                                                         ---

Form 13F Information Table Value Total:         $197,901,883
                                                ------------

List of Other Included Managers:

NONE

Offit Hall Capital Management LLC
13-F Securities
For the Quarter Ending 9/30/03

NAME OF ISSUER          TITLE OF            CUSIP           VALUE               SHARES         INV        OTH.     VOTING
                        CLASS                                                                  DISC       MGRS     AUTH
GAP INC.                COM                 364760108       172,944,100      10,101,875        SOLE       N/A      SOLE
Gartner Group           Class A COM         366651107        11,020,000       1,000,000        SOLE       N/A      SOLE
Capitalsource Inc. RST  COM                 14055X102        23,936,780       1,367,816        SOLE       N/A      SOLE
Mattel Inc              COM                 577081102           474,000          25,000        SOLE       N/A      SOLE
WPP Group PLC ADR New   ADR                 929309300           354,987           8,428        SOLE       N/A      SOLE
                                                            -----------
                                                            197,901,883
                                                            ===========